UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

      /s/  Daniel P. Wimsatt     Solana Beach, CA     August 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $27,743 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102     1586    40000 SH       SOLE                    40000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     3420   900000 SH       SOLE                   900000        0        0
BLOCKBUSTER INC                CL A             093679108     1320  2000000 SH       SOLE                  2000000        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108      449   100000 SH       SOLE                   100000        0        0
BUFFALO WILD WINGS INC         COM              119848109     1301    40000 SH       SOLE                    40000        0        0
CALLAWAY GOLF CO               COM              131193104     2028   400000 SH       SOLE                   400000        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1341   155000 SH       SOLE                   155000        0        0
GAIAM INC                      CL A             36268Q103      547   100000 SH       SOLE                   100000        0        0
HYPERCOM CORP                  COM              44913M105     2100  1400000 SH       SOLE                  1400000        0        0
JETBLUE AIRWAYS CORP           COM              477143101     1708   400000 SH       SOLE                   400000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      906   600000 SH       SOLE                   600000        0        0
LIVE NATION INC                COM              538034109     2187   450000 SH       SOLE                   450000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     1331   100000 SH       SOLE                   100000        0        0
NASDAQ OMX GROUP INC           COM              631103108     2131   100000 SH       SOLE                   100000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552     1968   100000 SH       SOLE                   100000        0        0
WESTERN ALLIANCE BANCORP       COM              957638109     3420   500000 SH       SOLE                   500000        0        0